Loans and Allowance for Loan Losses - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended
	Dec. 31, 2014 Loans	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Variable rate loans	$ 863,474,000	$ 771,739,000	$ 863,474,000	$ 771,739,000
Fixed rate loans	488,963,000	435,463,000	488,963,000	435,463,000
Prevailing interest rate loans	11,744,000	10,821,000	11,744,000	10,821,000	9,309,000
Fees paid to director				237,000	364,000
Nonaccrual loans interest lost			39,000	296,000
Troubled debt restructurings subsequently default within twelve months	844,000	0
Troubled debt restructuring number of loans	2
Loans in secondary market	105,078,000	109,131,000	105,078,000	109,131,000	135,107,000
Gain on sale of loans in secondary market			2,780,000	3,298,000	3,602,000
Loans sold with recourse	79,682,000	111,914,000	79,682,000	111,914,000
Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Potential problem loans	$ 35,800,000	$ 38,000,000	$ 35,800,000	$ 38,000,000